JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 86.8%
Aerospace & Defense — 1.3%
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	7,317	7,326
7.50%, 12/1/2024(a)	12,260	12,569
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	8,208	8,459
4.13%, 6/30/2028(a)	7,722	7,761
4.13%, 4/15/2029(a)	9,574	9,623
Howmet Aerospace, Inc.
6.88%, 5/1/2025	7,315	8,469
6.75%, 1/15/2028	7,619	9,095
5.95%, 2/1/2037	1,250	1,450
Spirit AeroSystems, Inc.
5.50%, 1/15/2025(a)	6,360	6,701
7.50%, 4/15/2025(a)	5,708	6,108
TransDigm, Inc. 6.25%, 3/15/2026(a)	12,652	13,336
Triumph Group, Inc. 8.88%, 6/1/2024(a)	1,143	1,267

		92,164

Air Freight & Logistics — 0.2%
XPO Logistics, Inc. 6.75%, 8/15/2024(a)	16,242	16,978

Airlines — 0.8%
American Airlines, Inc.
5.50%, 4/20/2026(a)	11,196	11,783
5.75%, 4/20/2029(a)	9,571	10,267
Delta Air Lines, Inc. 4.75%, 10/20/2028(a)	3,179	3,470
Mileage Plus Holdings LLC 6.50%, 6/20/2027(a)	17,004	18,667
United Airlines, Inc. 4.38%, 4/15/2026(a)	8,856	9,177

		53,364

Auto Components — 3.0%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	7,889	8,086
Adient US LLC 9.00%, 4/15/2025(a)	5,219	5,769
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	12,660	13,195
5.88%, 6/1/2029(a)	7,538	8,179
3.75%, 1/30/2031(a)	855	821
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	17,215	17,781
6.25%, 3/15/2026	11,864	12,242
6.50%, 4/1/2027	11,666	12,371
6.88%, 7/1/2028	5,535	6,005
Clarios Global LP
6.75%, 5/15/2025(a)	18,362	19,671
6.25%, 5/15/2026(a)	700	747
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	10,880	12,294
5.63%, 11/15/2026(a)	30,427	26,168
Dana, Inc.
5.38%, 11/15/2027	14,155	15,039
5.63%, 6/15/2028	2,658	2,868
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,050	3,132
5.00%, 7/15/2029(a)	4,196	4,279
5.25%, 4/30/2031	5,736	5,851
5.25%, 7/15/2031(a)	2,013	2,056
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	7,004	7,398
Tenneco, Inc.
5.38%, 12/15/2024	524	527
5.00%, 7/15/2026	9,754	9,693
7.88%, 1/15/2029(a)	6,464	7,231
5.13%, 4/15/2029(a)	5,955	5,955

		207,358

Automobiles — 0.6%
Ford Motor Co.
8.50%, 4/21/2023	5,433	6,065
9.00%, 4/22/2025	12,522	15,298
9.63%, 4/22/2030	3,956	5,508
PM General Purchaser LLC 9.50%, 10/1/2028(a)	10,526	11,500

		38,371

Banks — 0.8%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(b)(c)(d)	17,177	19,333
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(b)(c)(d)	6,252	6,862
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(b)(c)(d)	10,787	12,256
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(c)(d)	2,725	2,992
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(b)(c)(d)	9,565	11,107

		52,550

Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)	4,338	4,350

Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	7,800	7,665

Building Products — 1.2%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	2,082	2,170

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Griffon Corp. 5.75%, 3/1/2028	18,595	19,618
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	7,670	8,211
4.88%, 12/15/2027(a)	14,131	14,590
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	9,732	10,279
Standard Industries, Inc.
5.00%, 2/15/2027(a)	6,715	6,950
4.75%, 1/15/2028(a)	5,910	6,143
3.38%, 1/15/2031(a)	4,599	4,363
Summit Materials LLC
5.13%, 6/1/2025(a)	8,090	8,191
5.25%, 1/15/2029(a)	2,323	2,451

		82,966

Chemicals — 2.4%
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	10,653	11,159
3.38%, 2/15/2029(a)	8,157	7,872
Chemours Co. (The) 5.75%, 11/15/2028(a)	4,300	4,596
CVR Partners LP 9.25%, 6/15/2023(a)	29,715	29,641
Element Solutions, Inc. 3.88%, 9/1/2028(a)	5,223	5,238
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	8,401	8,622
Hexion, Inc. 7.88%, 7/15/2027(a)	5,560	5,992
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	10,757	10,816
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	1,985	1,982
Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026(a)	492	520
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025(a)	8,482	9,032
5.25%, 6/1/2027(a)	20,316	21,737
4.25%, 5/15/2029(a)	7,057	7,076
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,218	1,277
4.50%, 10/15/2029	3,052	3,178
4.00%, 4/1/2031(a)	5,901	5,826
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	16,044	16,345
5.13%, 4/1/2029(a)	4,468	4,574
Venator Finance SARL 9.50%, 7/1/2025(a)	6,750	7,577
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)	5,040	5,305

		168,365

Commercial Services & Supplies — 2.4%
ACCO Brands Corp. 4.25%, 3/15/2029(a)	10,350	10,195
ADT Security Corp. (The) 4.88%, 7/15/2032(a)	11,447	11,819
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,279	2,416
9.75%, 7/15/2027(a)	2,905	3,203
4.63%, 6/1/2028(a)	11,440	11,405
Aramark Services, Inc. 5.00%, 2/1/2028(a)	12,128	12,518
Brink’s Co. (The) 4.63%, 10/15/2027(a)	22,249	22,805
CoreCivic, Inc. 8.25%, 4/15/2026	9,468	9,237
Garda World Security Corp. (Canada)
4.63%, 2/15/2027(a)	9,805	9,780
9.50%, 11/1/2027(a)	1,127	1,243
6.00%, 6/1/2029(a)	7,870	7,801
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025(a)	1,000	1,035
3.75%, 8/1/2025(a)	11,105	11,369
4.00%, 8/1/2028(a)	5,384	5,195
Interface, Inc. 5.50%, 12/1/2028(a)	9,000	9,405
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	4,398	4,519
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	13,928	15,235
3.38%, 8/31/2027(a)	11,842	11,365
Stericycle, Inc. 3.88%, 1/15/2029(a)	6,206	6,190

		166,735

Communications Equipment — 0.9%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	6,148	6,273
5.00%, 3/15/2027(a)	5,000	5,040
CommScope, Inc.
5.50%, 3/1/2024(a)	6,347	6,529
6.00%, 3/1/2026(a)	20,426	21,457
8.25%, 3/1/2027(a)	9,545	10,189
7.13%, 7/1/2028(a)	8,830	9,447
Plantronics, Inc. 4.75%, 3/1/2029(a)	6,002	5,719

		64,654

Construction & Engineering — 0.4%
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(a)	6,653	6,819
MasTec, Inc. 4.50%, 8/15/2028(a)	15,126	15,788
Pike Corp. 5.50%, 9/1/2028(a)	7,866	8,026

		30,633

Consumer Finance — 2.6%
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	2,857	2,928

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ford Motor Credit Co. LLC
3.35%, 11/1/2022	3,470	3,548
3.09%, 1/9/2023	4,640	4,727
3.10%, 5/4/2023	2,945	3,006
3.37%, 11/17/2023	2,905	2,997
4.06%, 11/1/2024	2,098	2,218
4.69%, 6/9/2025	3,035	3,263
5.13%, 6/16/2025	12,405	13,576
4.13%, 8/4/2025	3,064	3,248
3.38%, 11/13/2025	6,320	6,470
4.39%, 1/8/2026	23,838	25,392
4.54%, 8/1/2026	24,154	26,012
4.27%, 1/9/2027	13,424	14,126
4.13%, 8/17/2027	13,285	13,883
4.00%, 11/13/2030	13,062	13,322
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.25%, 12/21/2065(a)(c)	24,298	21,061
OneMain Finance Corp.
6.88%, 3/15/2025	2,220	2,509
7.13%, 3/15/2026	11,677	13,589
6.63%, 1/15/2028	1,300	1,475
4.00%, 9/15/2030	2,392	2,315

		179,665

Containers & Packaging — 2.1%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	2,838	2,924
4.13%, 8/15/2026(a)	4,250	4,351
5.25%, 8/15/2027(a)	36,185	36,501
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	4,138	4,415
Greif, Inc. 6.50%, 3/1/2027(a)	16,724	17,560
LABL Escrow Issuer LLC
6.75%, 7/15/2026(a)	17,730	18,883
10.50%, 7/15/2027(a)	1,017	1,111
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	19,285	19,462
7.25%, 4/15/2025(a)	14,704	14,465
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(a)	6,260	6,800
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)	6,722	6,604
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(e)	5,803	6,050
8.50%, 8/15/2027(a)(e)	4,462	4,795

		143,921

Distributors — 0.5%
Performance Food Group, Inc.
6.88%, 5/1/2025(a)	1,365	1,455
5.50%, 10/15/2027(a)	7,255	7,569
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	4,092	4,000
9.00%, 11/15/2026(a)	18,303	17,936
13.13%, 11/15/2027(a)	4,215	3,562

		34,522

Diversified Consumer Services — 0.0%(f)
Service Corp. International 4.00%, 5/15/2031	2,450	2,495

Diversified Financial Services — 0.2%
Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	3,680	4,306
7.38%, 9/1/2025(a)	12,100	13,037

		17,343

Diversified Telecommunication Services — 8.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	12,799	14,309
6.00%, 2/15/2028(a)	4,795	4,699
Altice France SA (France)
7.38%, 5/1/2026(a)	19,757	20,545
8.13%, 2/1/2027(a)	8,162	8,897
5.13%, 7/15/2029(a)	13,972	13,853
CCO Holdings LLC
5.75%, 2/15/2026(a)	25,163	26,019
5.13%, 5/1/2027(a)	83,009	86,745
5.88%, 5/1/2027(a)	6,710	6,921
5.00%, 2/1/2028(a)	12,704	13,292
5.38%, 6/1/2029(a)	1,091	1,185
4.75%, 3/1/2030(a)	30,294	31,419
4.25%, 2/1/2031(a)	23,313	23,266
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	13,403	13,805
8.00%, 10/15/2025(a)	6,014	6,360
Embarq Corp. 8.00%, 6/1/2036	26,686	30,155
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	12,190	12,952
5.00%, 5/1/2028(a)	19,805	20,301
6.75%, 5/1/2029(a)	2,246	2,348
5.88%, 11/1/2029	2,110	2,123
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(g)	29,162	16,987
8.00%, 2/15/2024(a)(e)(g)	13,382	13,839
8.50%, 10/15/2024(a)(g)	40,649	24,092
9.75%, 7/15/2025(a)(g)	8,659	5,066
Level 3 Financing, Inc.
5.38%, 5/1/2025	6,679	6,827
4.63%, 9/15/2027(a)	1,875	1,926
4.25%, 7/1/2028(a)	11,530	11,554
3.63%, 1/15/2029(a)	5,406	5,197
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	4,945	5,538

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.13%, 12/15/2026(a)	16,460	17,053
4.00%, 2/15/2027(a)	16,190	16,392
Series G, 6.88%, 1/15/2028	4,143	4,609
4.50%, 1/15/2029(a)	3,960	3,831
Sprint Capital Corp. 8.75%, 3/15/2032	41,928	62,158
Switch Ltd. 3.75%, 9/15/2028(a)	1,738	1,725
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,764	3,192
6.00%, 9/30/2034	2,580	2,851
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029(a)	2,815	3,009
4.50%, 8/15/2030(a)	16,837	16,794

		561,834

Electric Utilities — 0.8%
NRG Energy, Inc.
6.63%, 1/15/2027	15,152	15,725
5.75%, 1/15/2028	5,434	5,759
3.38%, 2/15/2029(a)	3,669	3,539
PG&E Corp.
5.00%, 7/1/2028	13,145	13,079
5.25%, 7/1/2030	2,206	2,231
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(g)	83,215	125
8.50%, 12/1/2021‡(g)	70,354	70
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	11,717	12,097
4.38%, 5/1/2029(a)	2,024	2,036

		54,661

Electrical Equipment — 0.1%
Sensata Technologies BV
5.00%, 10/1/2025(a)	2,439	2,710
4.00%, 4/15/2029(a)	6,863	6,876

		9,586

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC
4.25%, 4/1/2028	14,570	15,208
3.25%, 2/15/2029	4,026	4,088
Sensata Technologies, Inc. 3.75%, 2/15/2031(a)	5,287	5,161

		24,457

Energy Equipment & Services — 0.6%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,752	1,857
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	4,310	3,750
Oceaneering International, Inc. 6.00%, 2/1/2028	2,565	2,555
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	2,756	2,691
7.13%, 1/15/2026(a)	8,000	8,094
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(b)(d)(h)	8,819	397
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	8,456	8,392
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	13,668	13,292
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	1,000	990

		42,018

Entertainment — 1.8%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(a)	4,861	5,226
12.00% (PIK), 6/15/2026(a)(h)	13,513	12,553
Cinemark USA, Inc.
4.88%, 6/1/2023	8,479	8,487
8.75%, 5/1/2025(a)	4,715	5,128
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	8,400	8,553
5.63%, 3/15/2026(a)	7,696	8,013
6.50%, 5/15/2027(a)	18,428	20,341
4.75%, 10/15/2027(a)	7,470	7,629
Netflix, Inc.
4.88%, 4/15/2028	4,836	5,563
5.88%, 11/15/2028	23,986	29,023
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	13,525	13,627
3.00%, 2/15/2031(a)	686	647

		124,790

Equity Real Estate Investment Trusts (REITs) — 1.8%
Iron Mountain, Inc.
5.00%, 7/15/2028(a)	4,466	4,609
4.50%, 2/15/2031(a)	7,816	7,768
MGM Growth Properties Operating Partnership LP
5.75%, 2/1/2027	28,470	31,521
3.88%, 2/15/2029(a)	7,913	8,005
RHP Hotel Properties LP
4.75%, 10/15/2027	16,939	17,206
4.50%, 2/15/2029(a)	6,253	6,222
SBA Communications Corp. 3.88%, 2/15/2027	10,891	11,136
VICI Properties LP
3.50%, 2/15/2025(a)	743	757
4.25%, 12/1/2026(a)	20,744	21,340
3.75%, 2/15/2027(a)	9,165	9,268
4.63%, 12/1/2029(a)	8,991	9,354

		127,186

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc.
3.25%, 3/15/2026(a)	6,497	6,538
7.50%, 3/15/2026(a)	16,225	17,881
4.63%, 1/15/2027(a)	7,110	7,359

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.88%, 2/15/2028(a)	1,251	1,329
3.50%, 3/15/2029(a)	15,624	14,983
New Albertsons LP
7.75%, 6/15/2026	2,278	2,611
6.63%, 6/1/2028	3,704	4,061
7.45%, 8/1/2029	3,725	4,330
8.00%, 5/1/2031	9,187	11,266
Rite Aid Corp.
7.50%, 7/1/2025(a)	14,593	15,140
8.00%, 11/15/2026(a)	19,725	20,475

		105,973

Food Products — 0.7%
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	18,406	18,774
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	18,571	19,237
Post Holdings, Inc.
5.75%, 3/1/2027(a)	6,037	6,310
5.63%, 1/15/2028(a)	505	534
4.63%, 4/15/2030(a)	6,436	6,472
TreeHouse Foods, Inc. 4.00%, 9/1/2028	536	533

		51,860

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	507	557
5.88%, 8/20/2026	3,782	4,215
5.75%, 5/20/2027	2,258	2,506
Suburban Propane Partners LP 5.00%, 6/1/2031(a)	3,792	3,832
Superior Plus LP (Canada) 4.50%, 3/15/2029(a)	3,492	3,552

		14,662

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	15,366	15,993
Hologic, Inc. 3.25%, 2/15/2029(a)	10,667	10,400
Teleflex, Inc. 4.88%, 6/1/2026	7,750	7,939

		34,332

Health Care Providers & Services — 7.5%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)	4,743	4,921
AdaptHealth LLC 4.63%, 8/1/2029(a)	3,040	2,983
Centene Corp.
4.25%, 12/15/2027	21,286	22,350
4.63%, 12/15/2029	40,973	44,228
Community Health Systems, Inc.
5.63%, 3/15/2027(a)	7,800	8,170
6.00%, 1/15/2029(a)	5,280	5,525
6.13%, 4/1/2030(a)	5,422	5,399
4.75%, 2/15/2031(a)	7,795	7,643
DaVita, Inc.
4.63%, 6/1/2030(a)	9,560	9,750
3.75%, 2/15/2031(a)	21,331	20,451
Encompass Health Corp. 4.50%, 2/1/2028	27,281	28,168
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	10,081	6,943
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	12,075	12,407
HCA, Inc.
5.38%, 2/1/2025	34,182	38,241
5.88%, 2/15/2026	18,710	21,376
5.38%, 9/1/2026	46,706	52,836
5.63%, 9/1/2028	28,070	32,631
5.88%, 2/1/2029	7,075	8,304
3.50%, 9/1/2030	5,956	6,121
Owens & Minor, Inc. 4.50%, 3/31/2029(a)	3,979	4,008
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	7,215	7,909
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	5,161	5,329
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	4,649	4,324
Tenet Healthcare Corp.
4.63%, 7/15/2024	34,293	34,787
4.63%, 9/1/2024(a)	2,838	2,902
7.50%, 4/1/2025(a)	13,465	14,436
5.13%, 5/1/2025	13,425	13,609
4.88%, 1/1/2026(a)	43,219	44,623
6.25%, 2/1/2027(a)	18,210	18,984
5.13%, 11/1/2027(a)	18,731	19,551
4.25%, 6/1/2029(a)	6,668	6,666

		515,575

Health Care Technology — 0.4%
IQVIA, Inc.
5.00%, 10/15/2026(a)	15,503	16,085
5.00%, 5/15/2027(a)	10,345	10,832

		26,917

Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC (Canada)
5.75%, 4/15/2025(a)	3,826	4,041
3.50%, 2/15/2029(a)	2,303	2,254
4.00%, 10/15/2030(a)	23,186	22,462
Boyd Gaming Corp. 6.00%, 8/15/2026	3,932	4,087
Boyne USA, Inc. 4.75%, 5/15/2029(a)	5,892	6,086
Carnival Corp.
11.50%, 4/1/2023(a)	3,362	3,847
10.50%, 2/1/2026(a)	2,818	3,323
Cedar Fair LP
5.50%, 5/1/2025(a)	6,925	7,236
5.38%, 4/15/2027	330	339

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chukchansi Economic Development Authority 8.00%, 4/15/2028(a)	6,406	5,672
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	10,022	9,822
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	10,976	11,442
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	5,858	6,167
5.75%, 5/1/2028(a)	1,550	1,668
3.75%, 5/1/2029(a)	2,807	2,814
4.88%, 1/15/2030	6,285	6,688
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	8,861	9,304
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	9,112	9,492
International Game Technology plc 6.50%, 2/15/2025(a)	18,896	20,934
IRB Holding Corp. 7.00%, 6/15/2025(a)	3,835	4,143
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(a)	9,095	9,678
6.50%, 9/15/2026	16,396	17,085
MGM Resorts International 4.63%, 9/1/2026	17,218	18,119
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	4,794	5,501
9.13%, 6/15/2023(a)	6,325	6,997
11.50%, 6/1/2025(a)	12,871	14,898
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	16,272	16,394
5.50%, 4/15/2027(a)	8,014	8,321
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	4,652	5,002
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	8,809	9,164
Station Casinos LLC
5.00%, 10/1/2025(a)	5,443	5,552
4.50%, 2/15/2028(a)	13,855	14,007
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	18,228	19,367
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	12,709	13,551
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	10,378	10,750
Yum! Brands, Inc.
4.75%, 1/15/2030(a)	2,748	2,939
3.63%, 3/15/2031	9,709	9,588
4.63%, 1/31/2032	6,503	6,796

		335,530

Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	11,624	12,380
Newell Brands, Inc.
4.70%, 4/1/2026(e)	7,210	8,102
5.87%, 4/1/2036(e)	3,782	4,695
Tempur Sealy International, Inc.
5.50%, 6/15/2026	19,174	19,720
4.00%, 4/15/2029(a)	13,772	13,800

		58,697

Household Products — 0.8%
Central Garden & Pet Co. 4.13%, 10/15/2030	8,056	8,217
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	16,631	16,882
4.38%, 3/31/2029(a)	15,903	15,704
Spectrum Brands, Inc.
5.75%, 7/15/2025	815	835
5.00%, 10/1/2029(a)	1,584	1,671
5.50%, 7/15/2030(a)	7,875	8,446
3.88%, 3/15/2031(a)	2,377	2,312

		54,067

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.25%, 6/1/2026(a)	11,737	12,081
4.63%, 2/1/2029(a)	4,759	4,640
5.00%, 2/1/2031(a)	1,655	1,605

		18,326

Internet & Direct Marketing Retail — 0.3%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	18,970	20,733

IT Services — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028(a)	5,470	5,538
Arches Buyer, Inc.
4.25%, 6/1/2028(a)	5,853	5,751
6.13%, 12/1/2028(a)	2,269	2,320
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	8,546	8,407
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028(a)	9,253	9,259
Exela Intermediate LLC 10.00%, 7/15/2023(a)	28,990	9,929
Gartner, Inc.
4.50%, 7/1/2028(a)	2,351	2,474
3.75%, 10/1/2030(a)	4,893	4,912
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)	4,820	4,953

		53,543

Leisure Products — 0.3%
Mattel, Inc.
3.38%, 4/1/2026(a)	2,788	2,890
5.88%, 12/15/2027(a)	4,110	4,510
3.75%, 4/1/2029(a)	3,489	3,572
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	11,108	11,053

		22,025

Life Sciences Tools & Services — 0.0%(f)
Syneos Health, Inc. 3.63%, 1/15/2029(a)	2,504	2,445

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Machinery — 0.8%
ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028(a)	3,017	3,029
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	14,843	14,853
RBS Global, Inc. 4.88%, 12/15/2025(a)	15,325	15,690
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	10,739	11,115
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	946	1,012
Terex Corp. 5.00%, 5/15/2029(a)	4,210	4,378
TriMas Corp. 4.13%, 4/15/2029(a)	7,856	7,876

		57,953

Media — 7.5%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	24,015	25,011
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)	10,980	11,249
7.50%, 6/1/2029(a)	8,687	8,664
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	22,355	23,462
5.13%, 8/15/2027(a)	20,434	20,632
CSC Holdings LLC
5.50%, 4/15/2027(a)	29,730	31,216
5.38%, 2/1/2028(a)	10,162	10,683
4.50%, 11/15/2031(a)	9,435	9,395
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	9,726	7,197
DISH DBS Corp.
5.88%, 7/15/2022	8,830	9,183
5.00%, 3/15/2023	33,382	34,676
5.88%, 11/15/2024	48,883	52,032
7.75%, 7/1/2026	31,378	35,644
Entercom Media Corp. 6.50%, 5/1/2027(a)	7,153	7,296
GCI LLC 4.75%, 10/15/2028(a)	10,787	11,003
Gray Television, Inc.
5.88%, 7/15/2026(a)	8,110	8,376
7.00%, 5/15/2027(a)	9,013	9,746
iHeartCommunications, Inc.
6.38%, 5/1/2026	4,591	4,904
8.38%, 5/1/2027	22,512	24,072
5.25%, 8/15/2027(a)	6,860	7,100
Lamar Media Corp. 4.88%, 1/15/2029	3,265	3,436
Liberty Interactive LLC 8.25%, 2/1/2030	3,034	3,474
Meredith Corp. 6.88%, 2/1/2026	16,205	16,926
Midcontinent Communications 5.38%, 8/15/2027(a)	4,561	4,743
National CineMedia LLC 5.88%, 4/15/2028(a)	6,030	5,751
News Corp. 3.88%, 5/15/2029(a)	6,240	6,295
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	14,153	14,967
4.75%, 11/1/2028(a)	13,907	14,168
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	1,000	1,037
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)	3,079	2,994
5.38%, 1/15/2031(a)	3,542	3,547
Scripps Escrow, Inc. 5.88%, 7/15/2027(a)	1,300	1,342
Sirius XM Radio, Inc.
5.38%, 7/15/2026(a)	43,101	44,453
5.00%, 8/1/2027(a)	21,160	22,112
Univision Communications, Inc. 4.50%, 5/1/2029(a)	2,638	2,670
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	2,090	2,184
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(c)	9,929	10,121
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	5,478	5,725

		517,486

Metals & Mining — 1.8%
Alcoa Nederland Holding BV
7.00%, 9/30/2026(a)	8,977	9,404
5.50%, 12/15/2027(a)	8,367	9,067
Allegheny Technologies, Inc. 5.88%, 12/1/2027	7,169	7,590
Arconic Corp.
6.00%, 5/15/2025(a)	6,610	7,058
6.13%, 2/15/2028(a)	12,134	12,915
Big River Steel LLC 6.63%, 1/31/2029(a)	10,809	11,701
Carpenter Technology Corp. 6.38%, 7/15/2028	6,581	7,198
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029(a)	7,380	7,597
4.88%, 3/1/2031(a)	5,271	5,389
Constellium SE
5.75%, 5/15/2024(a)	855	864
5.88%, 2/15/2026(a)	2,990	3,070
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	4,759	4,967
4.38%, 8/1/2028	15,062	15,898
Kaiser Aluminum Corp. 4.50%, 6/1/2031(a)	4,160	4,229
Novelis Corp.
5.88%, 9/30/2026(a)	6,175	6,439
4.75%, 1/30/2030(a)	5,562	5,840

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United States Steel Corp. 6.88%, 3/1/2029	6,419	6,725

		125,951

Multiline Retail — 0.5%
Macy’s, Inc.
8.38%, 6/15/2025(a)	16,885	18,658
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	17,615	18,595

		37,253

Oil, Gas & Consumable Fuels — 9.7%
Antero Midstream Partners LP
5.38%, 9/15/2024	8,186	8,405
7.88%, 5/15/2026(a)	8,633	9,571
5.75%, 3/1/2027(a)	4,620	4,760
5.75%, 1/15/2028(a)	9,914	10,196
5.38%, 6/15/2029(a)	6,426	6,506
Antero Resources Corp.
8.38%, 7/15/2026(a)	6,629	7,470
7.63%, 2/1/2029(a)	2,405	2,646
5.38%, 3/1/2030(a)	2,892	2,903
Apache Corp.
4.63%, 11/15/2025	1,297	1,376
4.88%, 11/15/2027	812	853
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(a)	11,660	11,314
Blue Racer Midstream LLC 7.63%, 12/15/2025(a)	4,070	4,401
Buckeye Partners LP
4.15%, 7/1/2023	2,348	2,428
4.13%, 3/1/2025(a)	7,080	7,302
4.13%, 12/1/2027	3,358	3,341
4.50%, 3/1/2028(a)	6,996	6,996
California Resources Corp. 7.13%, 2/1/2026(a)	8,584	8,884
Callon Petroleum Co. 6.25%, 4/15/2023	1,393	1,316
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	205	238
Cheniere Energy Partners LP
5.63%, 10/1/2026	4,500	4,685
4.50%, 10/1/2029	601	636
4.00%, 3/1/2031(a)	2,799	2,889
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	16,298	17,113
Chesapeake Energy Corp.
5.50%, 2/1/2026(a)	3,204	3,380
5.88%, 2/1/2029(a)	2,604	2,808
CNX Resources Corp. 6.00%, 1/15/2029(a)	5,398	5,762
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	6,364	6,587
9.75%, 8/15/2026	949	1,030
6.75%, 3/1/2029(a)	11,146	11,650
Continental Resources, Inc. 5.75%, 1/15/2031(a)	12,350	14,493
Crestwood Midstream Partners LP 5.75%, 4/1/2025	10,009	10,256
DCP Midstream Operating LP
5.63%, 7/15/2027	5,224	5,746
6.75%, 9/15/2037(a)	6,546	7,676
DT Midstream, Inc.
4.13%, 6/15/2029(a)(i)	6,556	6,579
4.38%, 6/15/2031(a)(i)	3,277	3,294
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	10,545	10,565
Endeavor Energy Resources LP 6.63%, 7/15/2025(a)	4,650	4,930
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(b)(c)(d)	9,202	6,936
4.40%, 4/1/2024	5,407	5,613
4.15%, 6/1/2025	2,605	2,658
EQM Midstream Partners LP
4.75%, 7/15/2023	149	156
6.00%, 7/1/2025(a)	11,608	12,565
4.13%, 12/1/2026	2,075	2,091
6.50%, 7/1/2027(a)	5,150	5,661
4.50%, 1/15/2029(a)	9,093	9,093
4.75%, 1/15/2031(a)	9,093	9,149
EQT Corp.
7.63%, 2/1/2025(e)	8,435	9,852
3.13%, 5/15/2026(a)	3,607	3,678
3.90%, 10/1/2027	285	304
5.00%, 1/15/2029	4,315	4,790
3.63%, 5/15/2031(a)	1,952	2,010
ESC Co.
6.00%, 10/15/2024‡(g)	10,250	256
6.38%, 5/15/2025‡(g)	1,796	45
6.38%, 1/15/2026‡(g)	8,845	221
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,594
8.00%, 1/15/2027	3,780	3,884
7.75%, 2/1/2028	2,796	2,812
Gulfport Energy Corp. 8.00%, 5/17/2026	6,131	6,621
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	7,323	7,689
Holly Energy Partners LP 5.00%, 2/1/2028(a)	5,425	5,561
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	3,099	3,204
7.13%, 2/1/2027(a)	10,428	11,183
5.88%, 2/1/2029(a)	3,671	3,818
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	5,340	5,557
NuStar Logistics LP
5.75%, 10/1/2025	4,935	5,253
6.00%, 6/1/2026	3,170	3,395

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.63%, 4/28/2027	7,824	8,265
6.38%, 10/1/2030	4,295	4,703
Oasis Midstream Partners LP 8.00%, 4/1/2029(a)	10,521	11,152
Oasis Petroleum, Inc. 6.38%, 6/1/2026(a)(i)	3,296	3,350
Occidental Petroleum Corp.
2.70%, 8/15/2022	1,086	1,092
2.90%, 8/15/2024	2,750	2,743
8.00%, 7/15/2025	9,286	10,921
5.88%, 9/1/2025	14,749	15,981
5.50%, 12/1/2025	6,186	6,650
3.40%, 4/15/2026	5,455	5,319
8.50%, 7/15/2027	8,697	10,561
6.38%, 9/1/2028	5,434	6,043
8.88%, 7/15/2030	11,088	14,214
6.63%, 9/1/2030	5,642	6,465
6.13%, 1/1/2031	8,391	9,307
Ovintiv, Inc. 8.13%, 9/15/2030	2,724	3,708
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	4,910	5,056
6.00%, 2/15/2028	6,790	5,008
Range Resources Corp.
9.25%, 2/1/2026	12,063	13,299
8.25%, 1/15/2029(a)	4,797	5,349
SM Energy Co. 6.63%, 1/15/2027	4,748	4,759
Southwestern Energy Co. 8.38%, 9/15/2028	10,708	11,865
Sunoco LP 4.50%, 5/15/2029(a)	4,333	4,305
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	8,283	8,446
7.50%, 10/1/2025(a)	20,454	22,332
6.00%, 3/1/2027(a)	1,750	1,791
6.00%, 12/31/2030(a)	5,745	5,860
Targa Resources Partners LP
5.88%, 4/15/2026	28,755	30,121
5.38%, 2/1/2027	1,455	1,513
6.50%, 7/15/2027	7,560	8,193
5.00%, 1/15/2028	7,284	7,612
4.88%, 2/1/2031(a)	9,862	10,306
4.00%, 1/15/2032(a)	4,614	4,575
TerraForm Power Operating LLC 5.00%, 1/31/2028(a)	2,394	2,515
Vine Energy Holdings LLC 6.75%, 4/15/2029(a)	11,852	12,000
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	1,942	1,709
WPX Energy, Inc.
5.88%, 6/15/2028	14,610	16,086
4.50%, 1/15/2030	916	988

		664,796

Personal Products — 0.4%
Coty, Inc. 5.00%, 4/15/2026(a)	5,904	5,987
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	12,375	13,149
4.13%, 4/1/2029(a)	4,287	4,292
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	3,415	3,568

		26,996

Pharmaceuticals — 4.4%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	6,492	6,622
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	33,844	36,551
8.50%, 1/31/2027(a)	8,785	9,411
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	3,700	3,777
6.13%, 4/15/2025(a)	17,901	18,308
5.50%, 11/1/2025(a)	54,812	56,267
9.00%, 12/15/2025(a)	36,847	39,459
7.00%, 1/15/2028(a)	9,083	9,306
5.00%, 1/30/2028(a)	6,116	5,734
4.88%, 6/1/2028(a)	9,900	9,980
5.00%, 2/15/2029(a)	11,180	10,258
7.25%, 5/30/2029(a)	6,171	6,372
5.25%, 2/15/2031(a)	8,965	8,203
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(a)	5,619	5,860
3.13%, 2/15/2029(a)	2,179	2,097
Endo Dac
5.88%, 10/15/2024(a)	5,067	5,012
9.50%, 7/31/2027(a)	8,036	8,177
6.00%, 6/30/2028(a)	9,312	6,425
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(a)	3,595	3,546
Jazz Securities DAC 4.38%, 1/15/2029(a)	6,206	6,383
Mallinckrodt International Finance SA
5.75%, 8/1/2022(a)(g)	5,020	3,087
5.63%, 10/15/2023(a)(g)	5,340	3,284
5.50%, 4/15/2025(a)(g)	11,780	7,245
Organon Finance 1 LLC
4.13%, 4/30/2028(a)	16,528	16,694
5.13%, 4/30/2031(a)	10,428	10,700
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	7,912	8,070

		306,828

Professional Services — 0.1%
Jaguar Holding Co. II
4.63%, 6/15/2025(a)	3,249	3,403
5.00%, 6/15/2028(a)	2,630	2,840

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Science Applications International Corp. 4.88%, 4/1/2028(a)	2,475	2,572

		8,815

Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,667	3,756
5.00%, 3/1/2031	3,237	3,311

		7,067

Road & Rail — 1.2%
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)	13,847	14,107
5.75%, 7/15/2027(a)	3,120	3,288
5.38%, 3/1/2029(a)	6,232	6,481
Hertz Corp. (The)
7.63%, 6/1/2022(a)(g)	4,543	4,969
5.50%, 10/15/2024(a)(g)	6,563	6,812
7.13%, 8/1/2026(a)(g)	22,954	24,503
6.00%, 1/15/2028(a)(g)	20,858	22,266
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	2,526	2,605

		85,031

Semiconductors & Semiconductor Equipment — 0.7%
ams AG (Austria) 7.00%, 7/31/2025(a)	5,410	5,802
Entegris, Inc.
4.38%, 4/15/2028(a)	7,369	7,682
3.63%, 5/1/2029(a)	5,146	5,159
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	6,594	6,927
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	17,250	17,508
Synaptics, Inc. 4.00%, 6/15/2029(a)	3,400	3,374

		46,452

Software — 0.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	6,540	6,859
Ascend Learning LLC 6.88%, 8/1/2025(a)	200	204
BY Crown Parent LLC 4.25%, 1/31/2026(a)	5,728	5,985
CDK Global, Inc. 5.25%, 5/15/2029(a)	15,653	16,887
Nuance Communications, Inc. 5.63%, 12/15/2026	10,405	10,946
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	19,900	21,076

		61,957

Specialty Retail — 1.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,441	4,576
4.75%, 3/1/2030	2,040	2,132
L Brands, Inc.
9.38%, 7/1/2025(a)	350	446
6.63%, 10/1/2030(a)	5,033	5,752
6.88%, 11/1/2035	331	399
6.75%, 7/1/2036	2,199	2,614
PetSmart, Inc.
4.75%, 2/15/2028(a)	6,651	6,889
7.75%, 2/15/2029(a)	3,401	3,744
SRS Distribution, Inc.
4.63%, 7/1/2028(a)	4,914	4,959
6.13%, 7/1/2029(a)	4,111	4,193
Staples, Inc.
7.50%, 4/15/2026(a)	32,387	33,592
10.75%, 4/15/2027(a)	18,594	19,036
White Cap Buyer LLC 6.88%, 10/15/2028(a)	4,730	4,978

		93,310

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.
5.75%, 9/1/2027(a)	16,560	17,429
5.00%, 10/1/2028(a)	5,220	5,364
5.13%, 4/15/2029(a)	7,182	7,368
6.13%, 9/1/2029(a)	8,985	9,762

		39,923

Thrifts & Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028(a)	7,658	7,582
5.13%, 12/15/2030(a)	5,962	5,753
Quicken Loans LLC
5.25%, 1/15/2028(a)	11,555	12,082
3.63%, 3/1/2029(a)	5,402	5,265
3.88%, 3/1/2031(a)	931	910

		31,592

Trading Companies & Distributors — 1.5%
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	13,760	14,500
Imola Merger Corp. 4.75%, 5/15/2029(a)	24,057	24,298
United Rentals North America, Inc.
5.88%, 9/15/2026	15,292	15,923
4.88%, 1/15/2028	7,280	7,690
5.25%, 1/15/2030	7,520	8,206
3.88%, 2/15/2031	4,961	4,986
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	12,480	13,478
7.25%, 6/15/2028(a)	12,480	13,837

		102,918

Wireless Telecommunication Services — 2.6%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	7,784	8,631
Sprint Corp.
7.88%, 9/15/2023	10,772	12,206
7.13%, 6/15/2024	33,172	38,231
7.63%, 2/15/2025	33,328	39,406
7.63%, 3/1/2026	34,504	41,922
T-Mobile USA, Inc.
4.50%, 2/1/2026	10,267	10,521
4.75%, 2/1/2028	25,277	27,017

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United States Cellular Corp. 6.70%, 12/15/2033	4,743	5,715

		183,649

TOTAL CORPORATE BONDS (Cost $5,770,689)		6,021,293

LOAN ASSIGNMENTS — 7.4%(j)
Aerospace & Defense — 0.1%
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(c)	5,575	5,610

Auto Components — 0.2%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(c)	10,117	10,127
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(c)	2,065	2,057
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(c)	2,385	2,385

		14,569

Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(c)	7,337	7,328

Containers & Packaging — 0.7%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(c)	22,253	21,682
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(c)	20,903	20,889
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/5/2023(c)	3,364	3,355

		45,926

Diversified Financial Services — 0.5%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(c)	12,880	12,899
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(c)	17,223	17,196
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(c)	6,281	6,313

		36,408

Diversified Telecommunication Services — 0.5%
Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 4.15%, 8/14/2026(c)	7,086	7,074
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(c)	7,747	7,737
Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022(c)	21,665	21,774

		36,585

Food & Staples Retailing — 0.3%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024‡(c)	13,358	13,960
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(c)	9,912	8,623

		22,583

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(c)	5,915	5,908

Health Care Providers & Services — 0.3%
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(c)	9,274	7,897

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026(c)	13,933	13,849

		21,746

Hotels, Restaurants & Leisure — 0.5%
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(c)	10,638	10,631
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(c)	15,859	15,693
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026(c)	11,203	11,184

		37,508

Household Durables — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%), 4.75%, 12/31/2027(c)	10,985	10,940

Internet & Direct Marketing Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(c)	7,645	7,670

IT Services — 0.2%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 7/12/2023(c)	6,395	2,398
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(c)	9,260	9,186

		11,584

Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(c)(g)	4,508	1,848
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(g)	20,056	—	(k)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(c)	12,680	12,297
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(c)	13,109	12,496
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(c)	2,797	2,761

		29,402

Machinery — 0.2%
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 11/6/2024(c)	11,207	11,203
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025(c)	5,083	4,983

		16,186

Media — 0.6%
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(c)	13,726	13,575
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 1/31/2025(c)	7,638	7,605
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(c)	11,329	11,567
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.61%, 9/18/2026(c)	7,765	7,738

		40,485

Metals & Mining — 0.1%
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027(c)	9,933	9,964

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Personal Products — 0.4%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(c)	26,039	26,112
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 2-Month + 3.50%; ICE LIBOR USD 3-Month + 3.50%), 4.25%, 9/7/2023(c)	7,867	3,821

		29,933

Pharmaceuticals — 0.7%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(c)	12,311	12,234
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025(c)	33,683	33,540

		45,774

Software — 0.1%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(c)	5,286	5,277
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(c)	4,298	4,304

		9,581

Specialty Retail — 1.0%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(c)	20,095	20,116
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(c)(l)	13,307	12,668
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(c)	5,703	5,664
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(c)	12,670	12,661
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(c)	11,882	11,610

		62,719

Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(c)	7,400	7,409

TOTAL LOAN ASSIGNMENTS (Cost $514,655)		515,818

	Shares (000)
COMMON STOCKS — 3.2%
Communications Equipment — 0.0%(f)
Goodman Networks, Inc.*‡	300	—	(k)

Diversified Financial Services — 0.0%(f)
ACC Claims Holdings LLC*‡	7,076	28

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.*	687	17,173

Energy Equipment & Services — 0.0%(f)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	—	(k)

Food & Staples Retailing — 0.1%
Moran Foods Backstop Equity*‡	616	3,541

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Common Equity*	27	432
Vistra Corp.	550	8,893

		9,325

Internet & Direct Marketing Retail — 0.4%
MYT Holding Co.*‡	5,623	30,224

Media — 0.2%
Clear Channel Outdoor Holdings, Inc.*	2,312	5,525
iHeartMedia, Inc., Class A*	273	6,339

		11,864

Multiline Retail — 0.0%(f)
Neiman Marcus Group Restricted Equity*	6	648

Oil, Gas & Consumable Fuels — 1.7%
California Resources Corp.*	1,413	40,996
Chesapeake Energy Corp.	43	2,276
EP Energy Corp.*	296	25,012
Gulfport Energy Corp.*	230	14,388
Oasis Petroleum, Inc.	298	26,386
Whiting Petroleum Corp.*	271	12,417

		121,475

Pharmaceuticals — 0.3%
Advanz Pharma Corp. Ltd. (Canada)*	1,032	17,753

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Professional Services — 0.1%
NMG, Inc.*	83	9,560

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	17	3,758

TOTAL COMMON STOCKS (Cost $138,566)		225,349

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.5%
Hotels, Restaurants & Leisure — 0.0%(f)
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023(a)	500	729

Media — 0.5%
DISH Network Corp.
Zero Coupon, 12/15/2025(a)	7,845	9,414
3.38%, 8/15/2026	18,645	19,242
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,985
3.75%, 2/15/2030	4,448	3,425

		34,066

TOTAL CONVERTIBLE BONDS (Cost $28,942)		34,795

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.4%
Specialty Retail — 0.4%
Claire’s Stores, Inc. *‡(Cost $4,388)	11	25,892

PREFERRED STOCKS — 0.3%
Banks — 0.0%(f)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.94%, 2/15/2040 ($25 par value)(c)	121	3,060

Communications Equipment — 0.0%(f)
Goodman Networks, Inc. *‡	358	4

Internet & Direct Marketing Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	13,477	13,585

Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. ‡	1	6,545

TOTAL PREFERRED STOCKS (Cost $20,874)		23,194

	No. of Warrants (000)
WARRANTS — 0.1%
Diversified Telecommunication Services — 0.0%(f)
Windstream Holdings, Inc.expiring 12/31/2049, price 10.75 USD*‡	14	190

Media — 0.0%(f)
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	110	1,487

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.expiring 2/9/2026, price 27.63 USD*	45	1,247
expiring 2/9/2026, price 32.13 USD*	49	1,239
expiring 2/9/2026, price 36.18 USD*	27	604

		3,090

TOTAL WARRANTS (Cost $1)		4,767

	No. of Rights (000)
RIGHTS — 0.0%(f)
Independent Power and Renewable Electricity Producers — 0.0%(f)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	2,824	3,318

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(m)(n)(Cost $97,749)	97,749	97,749

Total Investments — 100.1% (Cost $6,575,864)		6,952,175
Liabilities in Excess of Other Assets — (0.1)%		(5,683)

Net Assets — 100.0%		6,946,492

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Amount rounds to less than one thousand.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—	(a)	$—	(a)
Diversified Financial Services	—	—	28		28
Diversified Telecommunication Services	17,173	—	—		17,173
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	3,541		3,541
Independent Power and Renewable Electricity Producers	9,325	—	—		9,325
Internet & Direct Marketing Retail	—	—	30,224		30,224
Media	11,864	—	—		11,864
Multiline Retail	648	—	—		648
Oil, Gas & Consumable Fuels	96,463	25,012	—		121,475
Pharmaceuticals	17,753	—	—		17,753
Professional Services	9,560	—	—		9,560
Specialty Retail	—	—	3,758		3,758

Total Common Stocks	162,786	25,012	37,551		225,349

Convertible Bonds	—	34,795	—		34,795
Convertible Preferred Stocks	—	—	25,892		25,892
Corporate Bonds
Aerospace & Defense	—	92,164	—		92,164
Air Freight & Logistics	—	16,978	—		16,978
Airlines	—	53,364	—		53,364
Auto Components	—	207,358	—		207,358
Automobiles	—	38,371	—		38,371
Banks	—	52,550	—		52,550
Beverages	—	4,350	—		4,350
Biotechnology	—	7,665	—		7,665
Building Products	—	82,966	—		82,966
Chemicals	—	168,365	—		168,365
Commercial Services & Supplies	—	166,735	—		166,735
Communications Equipment	—	64,654	—		64,654
Construction & Engineering	—	30,633	—		30,633
Consumer Finance	—	179,665	—		179,665
Containers & Packaging	—	143,921	—		143,921
Distributors	—	34,522	—		34,522
Diversified Consumer Services	—	2,495	—		2,495
Diversified Financial Services	—	17,343	—		17,343
Diversified Telecommunication Services	—	561,834	—		561,834
Electric Utilities	—	54,466	195		54,661
Electrical Equipment	—	9,586	—		9,586
Electronic Equipment, Instruments & Components	—	24,457	—		24,457
Energy Equipment & Services	—	42,018	—		42,018
Entertainment	—	124,790	—		124,790
Equity Real Estate Investment Trusts (REITs)	—	127,186	—		127,186
Food & Staples Retailing	—	105,973	—		105,973
Food Products	—	51,860	—		51,860
Gas Utilities	—	14,662	—		14,662
Health Care Equipment & Supplies	—	34,332	—		34,332
Health Care Providers & Services	—	515,575	—		515,575
Health Care Technology	—	26,917	—		26,917
Hotels, Restaurants & Leisure	—	335,530	—		335,530
Household Durables	—	58,697	—		58,697
Household Products	—	54,067	—		54,067
Independent Power and Renewable Electricity Producers	—	18,326	—		18,326
Internet & Direct Marketing Retail	—	20,733	—		20,733
IT Services	—	53,543	—		53,543
Leisure Products	—	22,025	—		22,025
Life Sciences Tools & Services	—	2,445	—		2,445
Machinery	—	57,953	—		57,953
Media	—	517,486	—		517,486
Metals & Mining	—	125,951	—		125,951
Multiline Retail	—	37,253	—		37,253
Oil, Gas & Consumable Fuels	—	664,274	522		664,796
Personal Products	—	26,996	—		26,996
Pharmaceuticals	—	306,828	—		306,828
Professional Services	—	8,815	—		8,815
Real Estate Management & Development	—	7,067	—		7,067
Road & Rail	—	85,031	—		85,031
Semiconductors & Semiconductor Equipment	—	46,452	—		46,452
Software	—	61,957	—		61,957
Specialty Retail	—	93,310	—		93,310
Technology Hardware, Storage & Peripherals	—	39,923	—		39,923
Thrifts & Mortgage Finance	—	31,592	—		31,592
Trading Companies & Distributors	—	102,918	—		102,918
Wireless Telecommunication Services	—	183,649	—		183,649

Total Corporate Bonds	—	6,020,576	717		6,021,293

Loan Assignments
Aerospace & Defense	—	5,610	—		5,610
Auto Components	—	14,569	—		14,569
Beverages	—	7,328	—		7,328
Containers & Packaging	—	45,926	—		45,926
Diversified Financial Services	—	36,408	—		36,408
Diversified Telecommunication Services	—	36,585	—		36,585
Food & Staples Retailing	—	8,623	13,960		22,583
Food Products	—	5,908	—		5,908
Health Care Providers & Services	—	21,746	—		21,746
Hotels, Restaurants & Leisure	—	37,508	—		37,508
Household Durables	—	10,940	—		10,940
Internet & Direct Marketing Retail	—	7,670	—		7,670
IT Services	—	11,584	—		11,584
Leisure Products	—	27,554	1,848		29,402
Machinery	—	16,186	—		16,186
Media	—	40,485	—		40,485
Metals & Mining	—	9,964	—		9,964
Personal Products	—	29,933	—		29,933
Pharmaceuticals	—	45,774	—		45,774
Software	—	9,581	—		9,581
Specialty Retail	—	62,719	—		62,719
Wireless Telecommunication Services	—	7,409	—		7,409

Total Loan Assignments	—	500,010	15,808		515,818

Preferred Stocks
Banks	3,060	—	—		3,060
Communications Equipment	—	—	4		4
Internet & Direct Marketing Retail	—	—	13,585		13,585
Oil, Gas & Consumable Fuels	—	—	6,545		6,545

Total Preferred Stocks	3,060	—	20,134		23,194

Rights	—	—	3,318		3,318
Warrants
Diversified Telecommunication Services	—	—	190		190
Media	—	—	1,487		1,487
Oil, Gas & Consumable Fuels	3,090	—	—		3,090

Total Warrants	3,090	—	1,677		4,767

Short-Term Investments
Investment Companies	97,749	—	—		97,749

Total Investments in Securities	$266,685	$6,580,393	$105,097		$6,952,175

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Common Stocks	$40,846	$(4,588)	$1,563	$—	$—	$(270)	$—	$—	$37,551
Convertible Preferred Stocks	22,389	1,295	3,913	—	—	(1,705)	—	—	25,892
Corporate Bonds	7,976	193	510	—	1	(7,963)	—	—	717
Loan Assignments	16,520	—	(573)	68	2,391	(2,598)	—	—	15,808
Preferred Stocks	20,994	102	(2,227)	—	3,686	(2,421)	—	—	20,134
Rights	3,286	—	32	—	—	—	—	—	3,318
Warrants	191	—	1,486	—	—	—	—	—	1,677

Total	$112,202	$(2,998)	$4,704	$68	$6,078	$(14,957)	$—	$—	$105,097

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $125.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$28		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 ($0.00)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x - 6.0x (6.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	28

	4		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	4

	15,808		Pending Distribution	Expected Recovery	41.00% - 100.00% (93.93%)

Loan Assignments	15,808

	190		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)

Warrants	190

Total	$16,030

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $89,067. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$33,535	$904,499	$840,285	$—	$—	$97,749	97,749	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.